Other income (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Other Income	Other income

	1 January to 30 June
6 month period	2018	2017
Share of result from associates and joint ventures	48	136
Result on disposal of group companies		1
Other	103	111

	151	248